15007024

Received SEC

MAY 12 2015

Washington, DC 20549

Nasdaq

805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

CERTNIAS
001-36890

<u>*By Electronic Mail*</u>

May 12, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 19, 2015 The Nasdaq Stock Market (the "Exchange") received from AccuShares Commodities Trust I (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

AccuShares Spot CBOE VIX Up Shares, no par value

AccuShares Spot CBOE VIX Down Shares, no par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery